INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
INCOME TAXES
Schedule of current and deferred portions of income tax expenses included in the consolidated statements of operations, which were all attributable to the Group's PRC subsidiaries and VIE entities
	Years ended March 31,
	2016	2017	2018

Current tax expenses	$13,778	$16,057	$21,150
Deferred tax benefits	(7,940)	(12,703)	(14,359)

Income tax expenses	$5,838	$3,354	$6,791

Schedule of principal components of the deferred income tax assets and liabilities

	As of March 31,
	2017	2018

Current deferred tax assets:
Accrued expenses	$3,218	$—
Accrued payroll	3,302	—
Allowance for doubtful accounts	3,278	—
Less: Valuation allowance	(163)	—

Current deferred tax assets	$9,635	$—

Non-current deferred tax assets:

Accrued expenses	$	$3,584
Accrued payroll	—	4,177
Allowance for doubtful accounts	—	5,885
Depreciation and amortization	322	53
Impairment of long-lived assets	44	36
Net operating tax loss carry-forwards	19,571	30,438
Less: Valuation allowance	(3,239)	(4,793)

Non-current deferred tax assets	$16,698	$39,380

	As of March 31,
	2017	2018

Non-current deferred tax liabilities:
Intangible assets	$7,229	$5,917

Non-current deferred tax liabilities	$7,229	$5,917

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to income before income taxes and the actual provision for income taxes

	For the years ended March 31,
	2016	2017	2018

Income before provision for income taxes and income/(loss) from equity method investments	$24,058	$357	$(7,437)
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	6,015	89	(1,859)
Change in valuation allowance	(726)	1,500	1,391
Expenses not deductible for tax purposes	1,565	3,162	2,298
Effect of income tax rate difference for entities under individual income tax rate of 35%	714	295	496
Effect of income tax rate differences in other jurisdictions	968	2,072	10,685
Tax holidays and preferential tax rates	(2,698)	(3,764)	(6,220)

Income tax expenses	$5,838	$3,354	$6,791